Distribution Income from Operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Income from operations	$ 77,998	$ 73,927	$ 163,656	$ 149,937
Ireland
Segment Reporting Information [Line Items]
Income from operations	38,640	54,597	102,608	114,148
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	8,899	4,863	12,598	8,307
United States
Segment Reporting Information [Line Items]
Income from operations	26,248	11,826	36,747	22,610
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 4,211	$ 2,641	$ 11,703	$ 4,872